Debt Outstanding Debt (Details) (USD $) In Millions, unless otherwise specified						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Commercial Paper [Member]	Dec. 31, 2012 Commercial Paper [Member]	Jan. 31, 2014 Unsecured 3-year $5 Billion Term Loan Facility	Dec. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member] 2.05% Senior Notes Due 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] 2.05% Senior Notes Due 2014 [Member]	Dec. 31, 2013 Senior Notes [Member] 3.25% Senior Notes Due 2014 [Member]	Dec. 31, 2012 Senior Notes [Member] 3.25% Senior Notes Due 2014 [Member]	Dec. 31, 2013 Senior Notes [Member] 3.20% Senior Notes due 2015 [Member]	Dec. 31, 2012 Senior Notes [Member] 3.20% Senior Notes due 2015 [Member]	Dec. 31, 2013 Senior Notes [Member] 5.00% Senior Notes due 2015 [Member]	Dec. 31, 2012 Senior Notes [Member] 5.00% Senior Notes due 2015 [Member]	Dec. 31, 2013 Senior Notes [Member] 3.20% Senior Notes Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] 3.20% Senior Notes Due 2016 [Member]	Dec. 31, 2013 Senior Notes [Member] 2.25% Senior Notes Due 2016 [Member]	Dec. 31, 2012 Senior Notes [Member] 2.25% Senior Notes Due 2016 [Member]	Dec. 31, 2013 Senior Notes [Member] 1.30% Senior Notes Due 2017 [Member]	Dec. 31, 2012 Senior Notes [Member] 1.30% Senior Notes Due 2017 [Member]	Dec. 31, 2013 Senior Notes [Member] 1.85% Senior Notes Due 2018 [Member]	Dec. 31, 2012 Senior Notes [Member] 1.85% Senior Notes Due 2018 [Member]	Dec. 31, 2013 Senior Notes [Member] 2.40% Senior Notes Due 2019 [Member]	Dec. 31, 2012 Senior Notes [Member] 2.40% Senior Notes Due 2019 [Member]	Dec. 31, 2013 Senior Notes [Member] 4.70% Senior Notes due 2020 [Member]	Dec. 31, 2012 Senior Notes [Member] 4.70% Senior Notes due 2020 [Member]	Dec. 31, 2013 Senior Notes [Member] 4.50% Senior Notes Due 2021 [Member]	Dec. 31, 2012 Senior Notes [Member] 4.50% Senior Notes Due 2021 [Member]	Dec. 31, 2013 Senior Notes [Member] 3.60% Senior Notes Due 2021 [Member]	Dec. 31, 2012 Senior Notes [Member] 3.60% Senior Notes Due 2021 [Member]	Dec. 31, 2013 Senior Notes [Member] 3.15% Senior Notes Due 2023 [Member]	Dec. 31, 2012 Senior Notes [Member] 3.15% Senior Notes Due 2023 [Member]	Dec. 31, 2013 Senior Notes [Member] 4.15% Senior Notes Due 2024 [Member]	Dec. 31, 2012 Senior Notes [Member] 4.15% Senior Notes Due 2024 [Member]	Dec. 31, 2013 Senior Notes [Member] 5.30% Senior Notes Due 2044 [Member]	Dec. 31, 2012 Senior Notes [Member] 5.30% Senior Notes Due 2044 [Member]	Dec. 31, 2013 Other Debt [Member]	Dec. 31, 2012 Other Debt [Member]
Debt Instrument [Line Items]
Stated Interest Rate								2.05%		3.25%		3.20%		5.00%		3.20%		2.25%		1.30%		1.85%		2.40%		4.70%		4.50%		3.60%		3.15%		4.15%		5.30%
Debt Instrument, Maturity Year								2014		2014		2015		2015		2016		2016		2017		2018		2019		2020		2021		2021		2023		2024		2044
Effective Interest Rate								1.09%		1.53%		1.56%		5.13%		3.21%		2.29%		0.99%		1.85%		2.44%		4.70%		4.58%		4.29%		3.21%		4.07%		5.30%
Principal Outstanding	$ 10,491.9	$ 7,104.8	$ 250.0	$ 50.0	$ 5,000.0			$ 300.0	$ 300.0	$ 400.0	$ 400.0	$ 450.0	$ 450.0	$ 250.0	$ 250.0	$ 900.0	$ 900.0	$ 1,000.0	$ 1,000.0	$ 900.0	$ 0	$ 500.0	$ 500.0	$ 900.0	$ 0	$ 300.0	$ 300.0	$ 1,000.0	$ 1,000.0	$ 1,100.0	$ 1,100.0	$ 800.0	$ 800.0	$ 1,000.0	$ 0	$ 400.0	$ 0	$ 41.9	$ 54.8
Fair Value Hedge Accounting Adjustments	12.9	33.8
Unamortized Discount	(17.5)	(14.3)
Debt Obligations - Carrying Value	10,487.3	7,124.3	250.0	50.0		10,195.4	7,019.5																															41.9	54.8
Less: Short-term obligations and current maturities of long-term obligations	987.7	93.1
Long-term Obligations	$ 9,499.6	$ 7,031.2
Debt Instrument, Frequency of Periodic Payment						Interest on each of the senior notes is payable semi-annually.
Debt Instrument, Call Feature						Each of the notes may be redeemed at any time at a redemption price of 100% of the principal amount plus a specified make-whole premium plus accrued interest